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The Diamond Hill Funds

lnterfund Lending Form N-CEN Certification
Period Ended: December 31, 2019

With regards to the lnterFund Lending Program, I certify that Diamond Hill Capital Management, acting as Adviser to the Diamond Hill Funds, and Diamond Hill Funds, (the "Funds") have implemented procedures reasonably designed to achieve Compliance with the terms and conditions of the lnterFund Lending Order which includes the following objectives (a) that the lnterFund Loan rate is higher than the Repo Rate but lower than the Bank Loan Rate (b) compliance with the collateral requirements as set forth in the Application (c) compliance with the percentage limitations on interfund borrowing and lending (d) allocation of lnterfund borrowing and lending demand in an equitable manner and in accordance with procedures approved by the Board of Trustees and (e) that the lnterFund Loan Rate does not exceed the interest rate on any third-party borrowings of a borrowing Fund at the time of the lnterFund Loan.

/s/ Maureen K Goldenberg	2/18/2020
Maureen Kiefer Goldenberg	Date
Chief Compliance Officer
Diamond Hill Funds